Not FDIC Insured May Lose Value No Bank Guarantee
FAS3-Q1PH

Statements of Investments
(unaudited)
Franklin Emerging Market Core Equity (IU) Fund 2
Franklin International Core Equity (IU) Fund 8
Franklin U.S. Core Equity (IU) Fund 14
Notes to Statements of Investments 21

Franklin Fund Allocator Series
Statement of Investments (unaudited), October 31, 2021
Franklin Emerging Market Core Equity (IU) Fund
Quarterly Statements of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.2%
Auto Components 0.7%
a
Fuyao Glass Industry Group Co. Ltd., H, 144A, Reg S .......... China 48,400 $ 278,673
Hankook Tire & Technology Co. Ltd. ....................... South Korea 15,507 546,609
825,282
Automobiles 0.7%
Kia Corp. ........................................... South Korea 10,408 755,591
Banks 11.7%
Abu Dhabi Islamic Bank PJSC ........................... United Arab
Emirates 289,925 461,616
Akbank TAS ......................................... Turkey 565,641 344,786
Al Rajhi Bank ........................................ Saudi Arabia 82,167 3,036,164
Bank Central Asia Tbk . PT .............................. Indonesia 850,500 449,725
Bank of Beijing Co. Ltd., A ............................... China 272,800 188,628
BDO Unibank , Inc. .................................... Philippines 109,630 269,299
China Merchants Bank Co. Ltd., A ......................... China 74,200 624,369
China Merchants Bank Co. Ltd., H ......................... China 82,000 687,172
Hana Financial Group, Inc. .............................. South Korea 55,895 2,144,219
Huaxia Bank Co. Ltd., A ................................ China 165,600 145,489
ICICI Bank Ltd. ....................................... India 47,963 515,915
Industrial Bank Co. Ltd., A ............................... China 262,306 762,626
KB Financial Group, Inc. ................................ South Korea 28,068 1,351,614
Shinhan Financial Group Co. Ltd. ......................... South Korea 24,184 785,474
a
TCS Group Holding plc, GDR, Reg S ...................... Russia 3,188 328,781
Turkiye Garanti Bankasi A/S ............................. Turkey 113,792 116,590
Woori Financial Group, Inc. .............................. South Korea 109,040 1,233,209
13,445,676
Beverages 1.1%
Arca Continental SAB de CV ............................. Mexico 93,900 572,546
b
Chongqing Brewery Co. Ltd., A ........................... China 6,300 147,647
JiuGui Liquor Co. Ltd., A ................................ China 3,600 120,346
a
Nongfu Spring Co. Ltd., H, 144A, Reg S .................... China 86,400 438,270
1,278,809
Biotechnology 0.4%
a,b
3SBio, Inc., 144A, Reg S ................................ China 136,000 124,455
Chongqing Zhifei Biological Products Co. Ltd., A .............. China 13,600 319,403
443,858
Building Products 0.1%
China Lesso Group Holdings Ltd. ......................... China 116,000 179,297
Capital Markets 1.0%
China Everbright Ltd. .................................. China 200,000 224,890
Guotai Junan Securities Co. Ltd., A ........................ China 97,300 266,165
Haitong Securities Co. Ltd., A ............................ China 88,100 169,828
Korea Investment Holdings Co. Ltd. ....................... South Korea 4,451 331,184
Meritz Securities Co. Ltd. ............................... South Korea 28,785 114,430
1,106,497
Chemicals 1.9%
Huafon Chemical Co. Ltd., A ............................. China 59,700 110,956
Kumho Petrochemical Co. Ltd. ........................... South Korea 3,335 488,180
Ningxia Baofeng Energy Group Co. Ltd., A .................. China 76,800 175,645
a
PhosAgro PJSC, GDR, Reg S ............................ Russia 28,877 690,738
Shandong Hualu Hengsheng Chemical Co. Ltd., A ............. China 27,440 133,320
Wanhua Chemical Group Co. Ltd., A ....................... China 33,800 557,962
2,156,801

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment 0.1%
Yealink Network Technology Corp. Ltd., A ................... China 11,600 $ 136,854
Construction Materials 0.4%
ACC Ltd. ............................................ India 9,535 297,438
Ambuja Cements Ltd. .................................. India 21,587 116,871
414,309
Consumer Finance 0.7%
Krungthai Card PCL ................................... Thailand 191,600 332,380
Muangthai Capital PCL ................................. Thailand 64,700 117,754
Srisawad Corp. PCL ................................... Thailand 158,000 303,942
754,076
Diversified Telecommunication Services 0.6%
Hellenic Telecommunications Organization SA ................ Greece 10,818 192,044
Telefonica Brasil SA ................................... Brazil 65,000 524,471
716,515
Electric Utilities 0.6%
Energisa SA ......................................... Brazil 24,200 169,956
Inter RAO UES PJSC .................................. Russia 7,468,200 506,351
676,307
Electrical Equipment 1.6%
Contemporary Amperex Technology Co. Ltd., A ............... China 5,200 520,370
Havells India Ltd. ..................................... India 38,695 653,331
WEG SA ............................................ Brazil 105,900 694,549
1,868,250
Electronic Equipment, Instruments & Components 1.9%
BOE Technology Group Co. Ltd., A ........................ China 418,500 321,202
Foxconn Industrial Internet Co. Ltd., A ...................... China 93,900 166,424
Hon Hai Precision Industry Co. Ltd. ........................ Taiwan 112,000 431,807
Kingboard Holdings Ltd. ................................ China 142,500 620,987
Kingboard Laminates Holdings Ltd. ........................ Hong Kong 213,000 333,901
Synnex Technology International Corp. ..................... Taiwan 134,000 259,300
2,133,621
Entertainment 1.3%
NetEase , Inc., ADR .................................... China 14,900 1,454,091
Food Products 3.3%
a
China Feihe Ltd., 144A, Reg S ........................... China 357,000 592,725
a
Dali Foods Group Co. Ltd., 144A, Reg S .................... China 453,500 252,382
Grupo Bimbo SAB de CV, A .............................. Mexico 329,800 976,226
Henan Shuanghui Investment & Development Co. Ltd., A ....... China 37,200 171,248
JBS SA ............................................. United States 101,300 701,190
Nestle Malaysia Bhd. .................................. Malaysia 15,100 490,550
Thai Union Group PCL, F ............................... Thailand 299,400 187,630
Tingyi Cayman Islands Holding Corp. ...................... China 74,000 138,120
Uni -President China Holdings Ltd. ......................... China 271,000 230,971
3,741,042
Gas Utilities 1.1%
Adani Total Gas Ltd. ................................... India 5,923 113,746
ENN Energy Holdings Ltd. ............................... China 57,300 987,192
Indraprastha Gas Ltd. .................................. India 34,802 220,382
1,321,320

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 0.7%
Kossan Rubber Industries Bhd. ........................... Malaysia 207,200 $ 118,085
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A .......... China 8,400 491,725
Sri Trang Gloves Thailand PCL ........................... Thailand 200,300 183,183
792,993
Health Care Providers & Services 1.4%
Apollo Hospitals Enterprise Ltd. ........................... India 2,895 164,978
Dr. Sulaiman Al Habib Medical Services Group Co. ............ Saudi Arabia 11,752 519,470
Mouwasat Medical Services Co. .......................... Saudi Arabia 10,186 488,268
Sinopharm Group Co. Ltd., H ............................ China 206,400 490,100
1,662,816
Hotels, Restaurants & Leisure 0.9%
Yum China Holdings, Inc. ............................... China 17,900 1,021,732
Household Durables 0.4%
Midea Group Co. Ltd., A ................................ China 41,900 448,992
Household Products 0.3%
Unilever Indonesia Tbk . PT .............................. Indonesia 1,046,500 326,671
Industrial Conglomerates 0.6%
LG Corp. ............................................ South Korea 1,516 117,908
Sime Darby Bhd. ...................................... Malaysia 592,100 324,575
Turkiye Sise ve Cam Fabrikalari A/S ....................... Turkey 269,255 242,546
685,029
Insurance 6.5%
Bupa Arabia for Cooperative Insurance Co. .................. Saudi Arabia 3,883 149,693
Cathay Financial Holding Co. Ltd. ......................... Taiwan 468,000 974,299
China Development Financial Holding Corp. ................. Taiwan 2,904,000 1,482,425
China Life Insurance Co. Ltd. ............................ Taiwan 404,560 422,337
DB Insurance Co. Ltd. .................................. South Korea 4,291 216,946
Fubon Financial Holding Co. Ltd. .......................... Taiwan 862,400 2,276,782
People's Insurance Co. Group of China Ltd. (The), H ........... China 1,822,000 568,325
PICC Property & Casualty Co. Ltd., H ...................... China 260,000 242,046
Ping An Insurance Group Co. of China Ltd., A ................ China 134,000 1,034,041
Samsung Life Insurance Co. Ltd. .......................... South Korea 2,526 145,368
7,512,262
Interactive Media & Services 5.8%
b
Baidu, Inc., ADR ...................................... China 2,700 438,048
Hello Group, Inc., ADR ................................. China 27,000 336,150
NAVER Corp. ........................................ South Korea 422 145,968
Tencent Holdings Ltd. .................................. China 93,900 5,711,917
6,632,083
Internet & Direct Marketing Retail 6.4%
b
Alibaba Group Holding Ltd. .............................. China 245,600 5,050,189
a,b
Meituan Dianping , B, Reg S ............................. China 42,100 1,432,606
Naspers Ltd., N ....................................... South Africa 4,164 705,360
b
Vipshop Holdings Ltd., ADR ............................. China 10,700 119,412
7,307,567
IT Services 6.4%
HCL Technologies Ltd. ................................. India 59,624 912,074
Infosys Ltd. .......................................... India 113,704 2,542,057
Tata Consultancy Services Ltd. ........................... India 49,476 2,246,694
Tech Mahindra Ltd. .................................... India 47,848 946,176
TravelSky Technology Ltd., H ............................ China 80,000 149,477

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
Wipro Ltd. ........................................... India 64,730 $ 559,981
7,356,459
Leisure Products 0.2%
Giant Manufacturing Co. Ltd. ............................. Taiwan 20,000 231,989
Life Sciences Tools & Services 1.9%
Divi's Laboratories Ltd. ................................. India 6,918 475,548
a
Pharmaron Beijing Co. Ltd., H, 144A, Reg S ................. China 4,900 106,022
a
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 31,340 669,146
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 62,500 946,685
2,197,401
Machinery 0.3%
Haitian International Holdings Ltd. ......................... China 56,000 163,212
Sany Heavy Industry Co. Ltd., A .......................... China 52,800 189,151
352,363
Marine 0.8%
Evergreen Marine Corp. Taiwan Ltd. ....................... Taiwan 133,000 478,014
b
HMM Co. Ltd. ........................................ South Korea 7,866 179,051
Wan Hai Lines Ltd. .................................... Taiwan 22,900 131,944
b
Yang Ming Marine Transport Corp. ........................ Taiwan 38,000 132,482
921,491
Media 0.2%
Megacable Holdings SAB de CV .......................... Mexico 66,200 195,055
Metals & Mining 5.7%
China Hongqiao Group Ltd. .............................. China 480,500 533,860
Cia Siderurgica Nacional SA ............................. Brazil 83,500 337,167
Impala Platinum Holdings Ltd. ............................ South Africa 20,049 259,544
Kumba Iron Ore Ltd. ................................... South Africa 13,235 402,842
MMC Norilsk Nickel PJSC ............................... Russia 3,330 1,039,645
Novolipetsk Steel PJSC ................................ Russia 326,060 1,029,425
POSCO ............................................ South Korea 3,706 935,126
Severstal PAO ....................................... Russia 45,321 1,030,089
Sibanye Stillwater Ltd. .................................. South Africa 82,038 287,182
Tata Steel Ltd. ........................................ India 16,624 292,806
Vale SA ............................................. Brazil 30,500 387,150
6,534,836
Multiline Retail 0.2%
Falabella SA ......................................... Chile 72,040 199,215
Oil, Gas & Consumable Fuels 3.1%
China Shenhua Energy Co. Ltd., A ........................ China 85,200 264,961
China Shenhua Energy Co. Ltd., H ........................ China 197,500 424,684
Exxaro Resources Ltd. ................................. South Africa 48,475 530,894
MOL Hungarian Oil & Gas plc ............................ Hungary 13,081 111,769
Polski Koncern Naftowy ORLEN SA ....................... Poland 63,500 1,369,067
Reliance Industries Ltd. ................................. India 23,767 805,744
3,507,119
Personal Products 1.2%
Colgate-Palmolive India Ltd. ............................. India 26,623 548,651
Marico Ltd. .......................................... India 110,191 837,025
1,385,676

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals 2.4%
Aurobindo Pharma Ltd. ................................. India 25,225 $ 232,336
China Medical System Holdings Ltd. ....................... China 300,000 507,966
CSPC Pharmaceutical Group Ltd. ......................... China 1,105,600 1,153,694
Jiangsu Hengrui Medicine Co. Ltd., A ...................... China 30,708 235,661
Kalbe Farma Tbk . PT .................................. Indonesia 2,381,900 269,004
Richter Gedeon Nyrt . .................................. Hungary 13,463 377,108
2,775,769
Real Estate Management & Development 1.7%
Agile Group Holdings Ltd. ............................... China 194,000 152,085
Aldar Properties PJSC ................................. United Arab
Emirates 837,180 921,142
a
A-Living Smart City Services Co. Ltd., H, 144A, Reg S ......... China 36,250 120,331
Land & Houses PCL ................................... Thailand 741,800 188,285
Logan Group Co. Ltd. .................................. China 224,000 224,382
b
Seazen Group Ltd. .................................... China 372,000 294,281
1,900,506
Semiconductors & Semiconductor Equipment 9.6%
b
Daqo New Energy Corp., ADR ........................... China 7,800 606,762
a,b
Hua Hong Semiconductor Ltd., 144A, Reg S ................. China 22,000 110,402
LONGi Green Energy Technology Co. Ltd., A ................. China 46,620 710,099
MediaTek , Inc. ....................................... Taiwan 11,000 361,578
Novatek Microelectronics Corp. ........................... Taiwan 58,000 868,829
Realtek Semiconductor Corp. ............................ Taiwan 22,000 395,224
SK Hynix, Inc. ........................................ South Korea 1,546 135,580
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 368,000 7,799,117
10,987,591
Specialty Retail 1.7%
Jarir Marketing Co. .................................... Saudi Arabia 6,810 368,196
JUMBO SA .......................................... Greece 7,456 110,968
Mr Price Group Ltd. .................................... South Africa 51,378 672,736
a
Topsports International Holdings Ltd., 144A, Reg S ............ China 345,000 419,123
Zhongsheng Group Holdings Ltd. ......................... China 40,500 365,162
1,936,185
Technology Hardware, Storage & Peripherals 5.2%
Asustek Computer, Inc. ................................. Taiwan 57,000 723,763
Lenovo Group Ltd. .................................... China 1,042,000 1,131,579
Samsung Electronics Co. Ltd. ............................ South Korea 69,098 4,115,840
5,971,182
Textiles, Apparel & Luxury Goods 1.6%
ANTA Sports Products Ltd. .............................. China 21,600 334,664
Bosideng International Holdings Ltd. ....................... China 668,000 517,603
Li Ning Co. Ltd. ....................................... China 60,500 667,621
Pou Chen Corp. ...................................... Taiwan 303,000 371,131
1,891,019
Thrifts & Mortgage Finance 0.9%
Housing Development Finance Corp. Ltd. ................... India 27,896 1,062,535
Transportation Infrastructure 0.9%
International Container Terminal Services, Inc. ................ Philippines 214,530 764,540
Westports Holdings Bhd. ................................ Malaysia 220,300 237,803
1,002,343

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

See Abbreviations on page 26 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services 1.0%
Mobile TeleSystems PJSC, ADR .......................... Russia 13,600 $ 124,984
b
MTN Group Ltd. ...................................... South Africa 46,995 421,513
c
SK Telecom Co. Ltd. ................................... South Korea 739 194,671
Turkcell Iletisim Hizmetleri A/S ............................ Turkey 263,616 419,267
1,160,435
Total Common Stocks (Cost $96,376,706) ......................................
111,367,510
Preferred Stocks 2.3%
Banks 1.7%
b
Banco Bradesco SA ................................... Brazil 131,990 465,585
d
Itausa SA, 0.78% ..................................... Brazil 824,900 1,498,755
1,964,340
Metals & Mining 0.4%
d
Bradespar SA, 11.07% ................................. Brazil 52,286 450,986
Personal Products 0.2%
d
LG Household & Health Care Ltd., 1.84% ................... South Korea 339 173,154
Total Preferred Stocks (Cost $3,286,499) .......................................
2,588,480
Total Long Term Investments (Cost $99,663,205) ................................
113,955,990
a
Short Term Investments 0.9%
a a
Country Shares
a
Value
a
Money Market Funds 0.9%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,044,553 1,044,553
Total Money Market Funds (Cost $1,044,553) ...................................
1,044,553
Total Short Term Investments (Cost $1,044,553 ) .................................
1,044,553
a
Total Investments (Cost $100,707,758) 100.4% ..................................
$115,000,543
Other Assets, less Liabilities (0.4)% ...........................................
(434,959)
Net Assets 100.0% ...........................................................
$114,565,584
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2021, the aggregate value of these securities was $6,510,339, representing 5.7% of net assets.
b
Non-income producing.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), October 31, 2021
Franklin International Core Equity (IU) Fund
Quarterly Statements of Investments See Notes to Statements of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.8%
Air Freight & Logistics 2.2%
Deutsche Post AG ..................................... Germany 139,204 $ 8,616,961
Auto Components 0.1%
Aisin Corp. .......................................... Japan 11,900 435,454
Automobiles 3.5%
Bayerische Motoren Werke AG ........................... Germany 9,799 989,966
Stellantis NV ......................................... United States 360,142 7,189,417
Toyota Motor Corp. .................................... Japan 291,100 5,136,217
13,315,600
Banks 8.1%
Bank Leumi Le-Israel BM ............................... Israel 95,560 912,886
Barclays plc ......................................... United Kingdom 975,827 2,692,672
Commonwealth Bank of Australia ......................... Australia 56,021 4,440,350
DBS Group Holdings Ltd. ............................... Singapore 246,000 5,748,707
ING Groep NV ....................................... Netherlands 332,993 5,050,703
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 267,800 1,468,481
Raiffeisen Bank International AG .......................... Austria 19,644 573,947
Societe Generale SA ................................... France 141,051 4,711,253
Standard Chartered plc ................................. United Kingdom 63,123 426,885
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 156,800 5,088,106
31,113,990
Beverages 1.4%
Anheuser-Busch InBev SA/NV ........................... Belgium 33,870 2,071,555
Pernod Ricard SA ..................................... France 14,329 3,296,249
5,367,804
Biotechnology 0.9%
CSL Ltd. ............................................ Australia 15,475 3,521,186
Building Products 4.1%
AGC, Inc. ........................................... Japan 65,900 3,281,531
Cie de Saint-Gobain ................................... France 71,817 4,955,846
Geberit AG .......................................... Switzerland 7,519 5,870,705
Xinyi Glass Holdings Ltd. ............................... Hong Kong 603,000 1,699,222
15,807,304
Capital Markets 5.7%
3i Group plc ......................................... United Kingdom 320,750 5,989,792
EQT AB ............................................ Sweden 8,883 469,193
Partners Group Holding AG .............................. Switzerland 5,143 8,982,628
UBS Group AG ....................................... Switzerland 357,340 6,503,128
21,944,741
Chemicals 3.3%
BASF SE ........................................... Germany 12,038 866,344
a
Covestro AG, 144A, Reg S .............................. Germany 15,936 1,020,432
EMS- Chemie Holding AG ............................... Switzerland 1,787 1,772,182
Mitsubishi Chemical Holdings Corp. ....................... Japan 130,400 1,079,377
Mitsui Chemicals, Inc. .................................. Japan 61,000 1,813,764
Nitto Denko Corp. ..................................... Japan 47,200 3,688,216
Sumitomo Chemical Co. Ltd. ............................. Japan 213,900 1,053,739
Tosoh Corp. ......................................... Japan 86,800 1,461,801
12,755,855
Construction Materials 0.2%
James Hardie Industries plc, CDI ......................... United States 16,363 642,840

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Financial Services 3.0%
Eurazeo SE ......................................... France 13,020 $ 1,220,310
EXOR NV ........................................... Netherlands 4,422 417,095
Investor AB, B ........................................ Sweden 264,143 6,094,750
b
Kinnevik AB, B ....................................... Sweden 55,930 2,195,273
Sofina SA ........................................... Belgium 3,385 1,497,751
11,425,179
Diversified Telecommunication Services 3.6%
Deutsche Telekom AG .................................. Germany 175,926 3,271,440
Nippon Telegraph & Telephone Corp. ...................... Japan 270,500 7,579,124
Telefonica SA ........................................ Spain 690,130 2,997,433
13,847,997
Electric Utilities 0.9%
Electricite de France SA ................................ France 147,442 2,172,807
Red Electrica Corp. SA ................................. Spain 59,356 1,235,789
3,408,596
Electrical Equipment 1.1%
Mitsubishi Electric Corp. ................................ Japan 323,200 4,340,395
Electronic Equipment, Instruments & Components 0.4%
Keyence Corp. ....................................... Japan 2,800 1,690,121
Entertainment 0.7%
Nintendo Co. Ltd. ..................................... Japan 5,800 2,561,611
Equity Real Estate Investment Trusts (REITs) 3.0%
Goodman Group ...................................... Australia 273,367 4,526,108
Segro plc ........................................... United Kingdom 397,813 7,030,908
11,557,016
Food & Staples Retailing 2.6%
Jeronimo Martins SGPS SA ............................. Portugal 52,217 1,183,010
Kesko OYJ, B ........................................ Finland 15,674 510,058
Koninklijke Ahold Delhaize NV ............................ Netherlands 231,882 7,543,040
Lawson, Inc. ......................................... Japan 15,500 749,574
9,985,682
Food Products 1.5%
Nestle SA ........................................... Switzerland 42,653 5,625,010
Gas Utilities 1.1%
Osaka Gas Co. Ltd. ................................... Japan 125,000 2,014,748
Tokyo Gas Co. Ltd. .................................... Japan 120,800 2,096,235
4,110,983
Health Care Equipment & Supplies 4.0%
Alcon, Inc. ........................................... Switzerland 4,720 391,290
DiaSorin SpA ........................................ Italy 4,521 1,021,947
Fisher & Paykel Healthcare Corp. Ltd. ...................... New Zealand 59,762 1,338,506
Hoya Corp. .......................................... Japan 39,400 5,800,017
Koninklijke Philips NV .................................. Netherlands 9,522 449,163
Olympus Corp. ....................................... Japan 47,700 1,033,327
a
Siemens Healthineers AG, 144A, Reg S .................... Germany 17,563 1,167,943
Sonova Holding AG .................................... Switzerland 10,091 4,180,513
15,382,706
Health Care Providers & Services 0.3%
Fresenius SE & Co. KGaA ............................... Germany 13,802 627,299

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Sonic Healthcare Ltd. .................................. Australia 12,906 $ 391,626
1,018,925
Hotels, Restaurants & Leisure 0.1%
a
La Francaise des Jeux SAEM, 144A, Reg S ................. France 7,203 373,987
Household Durables 1.9%
Barratt Developments plc ............................... United Kingdom 201,582 1,829,910
Iida Group Holdings Co. Ltd. ............................. Japan 48,700 1,200,675
Panasonic Corp. ...................................... Japan 32,300 399,423
Persimmon plc ....................................... United Kingdom 12,224 455,429
Sekisui House Ltd. .................................... Japan 134,600 2,798,439
Taylor Wimpey plc ..................................... United Kingdom 330,746 699,770
7,383,646
Industrial Conglomerates 1.4%
CK Hutchison Holdings Ltd. .............................. United Kingdom 400,500 2,685,121
Hitachi Ltd. .......................................... Japan 46,100 2,656,493
5,341,614
Insurance 0.8%
Admiral Group plc ..................................... United Kingdom 36,293 1,425,615
NN Group NV ........................................ Netherlands 34,072 1,821,222
3,246,837
Interactive Media & Services 0.4%
a
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 176,818 1,465,845
Internet & Direct Marketing Retail 0.2%
ZOZO, Inc. .......................................... Japan 23,200 744,686
IT Services 1.5%
Fujitsu Ltd. .......................................... Japan 31,700 5,478,703
SCSK Corp. ......................................... Japan 18,200 368,315
5,847,018
Leisure Products 0.1%
Shimano, Inc. ........................................ Japan 1,400 390,619
Life Sciences Tools & Services 0.9%
Eurofins Scientific SE .................................. Luxembourg 7,285 859,665
Sartorius Stedim Biotech ................................ France 4,552 2,508,714
3,368,379
Machinery 4.0%
Atlas Copco AB, A ..................................... Sweden 76,998 4,958,514
Atlas Copco AB, B ..................................... Sweden 34,565 1,873,188
CNH Industrial NV ..................................... United Kingdom 72,745 1,252,966
Epiroc AB, A ......................................... Sweden 140,240 3,489,337
Makita Corp. ......................................... Japan 19,300 895,750
Techtronic Industries Co. Ltd. ............................ Hong Kong 137,000 2,814,700
15,284,455
Marine 1.7%
AP Moller - Maersk A/S, A ............................... Denmark 1,004 2,756,556
AP Moller - Maersk A/S, B ............................... Denmark 1,005 2,912,348
Nippon Yusen KK ..................................... Japan 11,100 799,836
6,468,740

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining 3.7%
Anglo American plc .................................... South Africa 24,205 $ 920,797
ArcelorMittal SA ...................................... Luxembourg 133,936 4,529,346
BHP Group Ltd. ...................................... Australia 43,578 1,196,957
BlueScope Steel Ltd. ................................... Australia 73,005 1,140,784
Evraz plc ........................................... Russia 168,069 1,427,526
Fortescue Metals Group Ltd. ............................. Australia 79,267 825,965
Rio Tinto Ltd. ........................................ Australia 21,410 1,466,858
Rio Tinto plc ......................................... Australia 25,723 1,603,808
Sumitomo Metal Mining Co. Ltd. .......................... Japan 10,400 403,440
voestalpine AG ....................................... Austria 19,039 723,059
14,238,540
Multiline Retail 0.8%
Next plc ............................................ United Kingdom 27,327 2,978,246
Multi-Utilities 0.7%
E.ON SE ............................................ Germany 168,219 2,132,801
Suez SA ............................................ France 28,365 645,414
2,778,215
Oil, Gas & Consumable Fuels 3.6%
BP plc .............................................. United Kingdom 912,106 4,369,651
Equinor ASA ......................................... Norway 101,264 2,565,740
Lundin Energy AB ..................................... Sweden 59,384 2,345,250
TotalEnergies SE ..................................... France 89,815 4,497,094
13,777,735
Personal Products 3.9%
L'Oreal SA .......................................... France 23,197 10,610,660
Unilever plc .......................................... United Kingdom 79,545 4,258,833
14,869,493
Pharmaceuticals 6.8%
Astellas Pharma, Inc. .................................. Japan 60,000 1,011,527
AstraZeneca plc ...................................... United Kingdom 3,429 428,957
Bayer AG ........................................... Germany 15,727 886,261
Ipsen SA ............................................ France 12,337 1,276,694
Novo Nordisk A/S, B ................................... Denmark 79,987 8,770,695
Orion OYJ, B ........................................ Finland 35,719 1,546,629
Otsuka Holdings Co. Ltd. ............................... Japan 43,300 1,712,484
Roche Holding AG .................................... Switzerland 20,964 8,119,558
Sanofi .............................................. France 20,188 2,027,591
Sumitomo Dainippon Pharma Co. Ltd. ...................... Japan 31,100 439,803
26,220,199
Professional Services 2.6%
Adecco Group AG ..................................... Switzerland 51,428 2,590,380
Experian plc ......................................... United Kingdom 8,810 403,934
Persol Holdings Co. Ltd. ................................ Japan 28,200 757,978
Randstad NV ........................................ Netherlands 37,763 2,712,941
SGS SA ............................................ Switzerland 127 375,904
Wolters Kluwer NV .................................... Netherlands 30,162 3,158,245
9,999,382
Real Estate Management & Development 1.0%
LEG Immobilien SE .................................... Germany 24,233 3,604,178
Swire Pacific Ltd., A ................................... Hong Kong 60,500 380,339
3,984,517

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Road & Rail 0.3%
Nippon Express Co. Ltd. ................................ Japan 21,000 $ 1,314,485
Semiconductors & Semiconductor Equipment 2.0%
ASML Holding NV ..................................... Netherlands 3,248 2,640,071
Disco Corp. .......................................... Japan 1,400 377,437
Tokyo Electron Ltd. .................................... Japan 10,400 4,846,744
7,864,252
Software 1.2%
b
Check Point Software Technologies Ltd. .................... Israel 9,300 1,112,280
SAP SE ............................................ Germany 25,075 3,630,826
4,743,106
Specialty Retail 1.1%
Kingfisher plc ........................................ United Kingdom 694,668 3,188,126
Yamada Holdings Co. Ltd. ............................... Japan 227,100 867,818
4,055,944
Technology Hardware, Storage & Peripherals 0.9%
Brother Industries Ltd. .................................. Japan 58,200 1,125,235
Canon, Inc. .......................................... Japan 80,800 1,837,341
Logitech International SA ............................... Switzerland 7,839 655,613
3,618,189
Textiles, Apparel & Luxury Goods 0.5%
Burberry Group plc .................................... United Kingdom 17,713 468,121
Pandora A/S ......................................... Denmark 11,174 1,563,592
2,031,713
Tobacco 0.3%
Imperial Brands plc .................................... United Kingdom 54,788 1,156,049
Trading Companies & Distributors 2.6%
Ferguson plc ......................................... United States 10,413 1,566,718
ITOCHU Corp. ....................................... Japan 13,000 370,771
Marubeni Corp. ....................................... Japan 509,000 4,319,029
Mitsui & Co. Ltd. ...................................... Japan 167,800 3,840,022
10,096,540
Wireless Telecommunication Services 1.1%
KDDI Corp. .......................................... Japan 142,100 4,345,419
Total Common Stocks (Cost $319,132,186) .....................................
376,463,806
Preferred Stocks 1.0%
Automobiles 0.4%
c
Bayerische Motoren Werke AG, 2.6% ...................... Germany 19,224 1,638,546
Chemicals 0.3%
c
FUCHS PETROLUB SE, 2.39% .......................... Germany 23,169 1,109,806
Health Care Equipment & Supplies 0.3%
c
Sartorius AG, 0.13% ................................... Germany 1,579 1,022,690
Total Preferred Stocks (Cost $3,773,454) .......................................
3,771,042
Total Long Term Investments (Cost $322,905,640) ...............................
380,234,848
a

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

See Abbreviations on page 26 .
Short Term Investments 0.7%
a a
Country Shares
a
Value
a
Money Market Funds 0.7%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 2,776,324 $ 2,776,324
Total Money Market Funds (Cost $2,776,324) ...................................
2,776,324
Total Short Term Investments (Cost $2,776,324 ) .................................
2,776,324
a
Total Investments (Cost $325,681,964) 99.5% ...................................
$383,011,172
Other Assets, less Liabilities 0.5% .............................................
1,939,365
Net Assets 100.0% ...........................................................
$384,950,537
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2021, the aggregate value of these securities was $4,028,207, representing 1.0% of net assets.
b
Non-income producing.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 5 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), October 31, 2021
Franklin U.S. Core Equity (IU) Fund
Quarterly Statements of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Common Stocks 99.0%
Aerospace & Defense 1.3%
General Dynamics Corp. .............................................. 6,817 $ 1,382,147
Huntington Ingalls Industries, Inc. ....................................... 18,689 3,788,821
Lockheed Martin Corp. ............................................... 6,900 2,293,008
Northrop Grumman Corp. ............................................. 27,343 9,767,466
Textron, Inc. ....................................................... 18,876 1,393,993
18,625,435
Air Freight & Logistics 0.7%
Expeditors International of Washington, Inc. ............................... 26 3,205
United Parcel Service, Inc., B .......................................... 44,439 9,486,393
9,489,598
Automobiles 0.0%
†
a
General Motors Co. .................................................. 5 272
a
Banks 1.1%
Bank of America Corp. ............................................... 48,034 2,295,064
Citigroup, Inc. ...................................................... 19,157 1,324,898
JPMorgan Chase & Co. ............................................... 48,840 8,297,428
Truist Financial Corp. ................................................ 24,275 1,540,734
US Bancorp ....................................................... 23,845 1,439,523
14,897,647
Beverages 1.4%
Brown-Forman Corp., B .............................................. 8 543
PepsiCo, Inc. ...................................................... 122,674 19,824,119
19,824,662
Biotechnology 2.8%
AbbVie, Inc. ....................................................... 97,166 11,142,025
Amgen, Inc. ....................................................... 12,016 2,486,952
Gilead Sciences, Inc. ................................................ 86,280 5,597,847
a
Moderna , Inc. ...................................................... 5,230 1,805,448
a
Regeneron Pharmaceuticals, Inc. ....................................... 18,128 11,600,832
a
Vertex Pharmaceuticals, Inc. ........................................... 32,698 6,046,841
38,679,945
Building Products 0.7%
A O Smith Corp. .................................................... 31,860 2,328,010
Fortune Brands Home & Security, Inc. .................................... 3 304
Johnson Controls International plc ....................................... 19,026 1,395,938
Masco Corp. ....................................................... 23,656 1,550,651
Owens Corning ..................................................... 48,503 4,530,665
9,805,568
Capital Markets 5.9%
Bank of New York Mellon Corp. (The) .................................... 978 57,897
BlackRock, Inc. ..................................................... 4 3,774
Goldman Sachs Group, Inc. (The) ....................................... 78,848 32,591,821
Invesco Ltd. ....................................................... 153,990 3,912,886
Janus Henderson Group plc ........................................... 68,914 3,204,501
Lazard Ltd., A ...................................................... 46,734 2,289,498
Moody's Corp. ...................................................... 3,838 1,551,128
Morgan Stanley ..................................................... 10 1,028
S&P Global, Inc. .................................................... 40,005 18,968,771
T Rowe Price Group, Inc. ............................................. 91,050 19,746,924
82,328,228

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Chemicals 2.4%
Celanese Corp. ..................................................... 8,256 $ 1,333,427
Dow, Inc. ......................................................... 152,963 8,561,339
LyondellBasell Industries NV, A ......................................... 124,082 11,517,291
Mosaic Co. (The) ................................................... 60,039 2,495,821
Sherwin-Williams Co. (The) ............................................ 23,989 7,595,157
Westlake Chemical Corp. ............................................. 15,061 1,466,038
32,969,073
Commercial Services & Supplies 0.2%
Republic Services, Inc. ............................................... 11,577 1,558,264
Rollins, Inc. ........................................................ 36,805 1,296,640
2,854,904
Communications Equipment 0.1%
Cisco Systems, Inc. ................................................. 24,099 1,348,821
Consumer Finance 1.2%
Ally Financial, Inc. ................................................... 36,694 1,751,772
Capital One Financial Corp. ........................................... 72,334 10,924,604
Discover Financial Services ........................................... 10,645 1,206,291
Santander Consumer USA Holdings, Inc. ................................. 28,636 1,194,121
SLM Corp. ........................................................ 87,107 1,598,414
16,675,202
Containers & Packaging 0.0%
†
Ball Corp. ......................................................... 2 183
Distributors 0.2%
Genuine Parts Co. .................................................. 10,686 1,401,041
a
LKQ Corp. ........................................................ 25,874 1,425,140
2,826,181
Diversified Financial Services 0.1%
a
Berkshire Hathaway, Inc., B ............................................ 4,731 1,357,844
a
Electric Utilities 0.6%
American Electric Power Co., Inc. ....................................... 15,920 1,348,583
Exelon Corp. ....................................................... 41,067 2,184,354
NRG Energy, Inc. ................................................... 52,334 2,087,603
PPL Corp. ......................................................... 46,575 1,341,360
Southern Co. (The) .................................................. 21,296 1,327,167
8,289,067
Electrical Equipment 0.9%
Eaton Corp. plc ..................................................... 8,737 1,439,508
Emerson Electric Co. ................................................ 121,439 11,780,798
13,220,306
Electronic Equipment, Instruments & Components 0.4%
a
Arrow Electronics, Inc. ............................................... 33,748 3,906,331
Jabil, Inc. ......................................................... 39,718 2,381,491
6,287,822
Entertainment 0.4%
Activision Blizzard, Inc. ............................................... 28,737 2,246,946
Electronic Arts, Inc. .................................................. 17,086 2,396,311

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Entertainment (continued)
World Wrestling Entertainment, Inc., A .................................... 21,074 $ 1,287,411
5,930,668
Equity Real Estate Investment Trusts (REITs) 2.7%
Extra Space Storage, Inc. ............................................. 8,273 1,632,842
Public Storage ..................................................... 72,321 24,023,590
SBA Communications Corp. ........................................... 1 345
Weyerhaeuser Co. .................................................. 357,377 12,765,507
38,422,284
Food & Staples Retailing 2.9%
Albertsons Cos., Inc., A ............................................... 74,665 2,310,882
Kroger Co. (The) .................................................... 349,695 13,994,794
Walmart, Inc. ...................................................... 162,284 24,248,475
40,554,151
Food Products 0.8%
Hershey Co. (The) .................................................. 1,037 181,838
McCormick & Co., Inc. ............................................... 3 241
Tyson Foods, Inc., A ................................................. 136,851 10,943,974
11,126,053
Gas Utilities 0.3%
UGI Corp. ......................................................... 97,447 4,230,174
Health Care Equipment & Supplies 2.6%
Becton Dickinson and Co. ............................................. 9 2,156
Danaher Corp. ..................................................... 32,570 10,154,349
a
Edwards Lifesciences Corp. ........................................... 12,093 1,448,983
a
Hologic , Inc. ....................................................... 18,800 1,378,228
a
IDEXX Laboratories, Inc. .............................................. 34,452 22,949,855
STERIS plc ........................................................ 6 1,403
Teleflex, Inc. ....................................................... 1 357
35,935,331
Health Care Providers & Services 1.5%
HCA Healthcare, Inc. ................................................. 14 3,506
a
Laboratory Corp. of America Holdings .................................... 23,029 6,609,784
Quest Diagnostics, Inc. ............................................... 54,885 8,056,020
UnitedHealth Group, Inc. .............................................. 14,427 6,643,201
21,312,511
Health Care Technology 0.7%
Cerner Corp. ....................................................... 141,694 10,526,447
Hotels, Restaurants & Leisure 2.1%
a
Chipotle Mexican Grill, Inc. ............................................ 1 1,779
Domino's Pizza, Inc. ................................................. 17,508 8,560,887
McDonald's Corp. ................................................... 23,132 5,680,063
Starbucks Corp. .................................................... 11,789 1,250,459
Yum! Brands, Inc. ................................................... 106,580 13,316,105
28,809,293
Household Durables 0.2%
Lennar Corp., A ..................................................... 28,202 2,818,226
Household Products 0.9%
Colgate-Palmolive Co. ............................................... 159,599 12,159,848

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Industrial Conglomerates 0.9%
3M Co. ........................................................... 67,431 $ 12,048,571
Insurance 1.4%
Aflac, Inc. ......................................................... 26,934 1,445,548
Allstate Corp. (The) .................................................. 10,717 1,325,371
Arthur J Gallagher & Co. .............................................. 1 168
a
Athene Holding Ltd., A ................................................ 34,977 3,043,349
Fidelity National Financial, Inc. ......................................... 128,725 6,167,215
Lincoln National Corp. ................................................ 21,264 1,534,197
MetLife, Inc. ....................................................... 33,545 2,106,626
Old Republic International Corp. ........................................ 131,300 3,391,479
Unum Group ....................................................... 47,804 1,217,568
20,231,521
Interactive Media & Services 11.0%
a
Alphabet, Inc., A .................................................... 16,750 49,595,410
a
Alphabet, Inc., C .................................................... 18,647 55,296,000
a
Meta Platforms, Inc., A ............................................... 154,144 49,876,374
154,767,784
Internet & Direct Marketing Retail 1.8%
a
Amazon.com, Inc. ................................................... 7,464 25,171,818
a
IT Services 3.1%
Accenture plc, A .................................................... 101,507 36,419,696
Amdocs Ltd. ....................................................... 40,840 3,178,986
Cognizant Technology Solutions Corp., A .................................. 18,152 1,417,490
a
DXC Technology Co. ................................................. 45 1,466
Genpact Ltd. ....................................................... 50,623 2,498,245
43,515,883
Life Sciences Tools & Services 2.9%
Agilent Technologies, Inc. ............................................. 11,702 1,842,948
a
Bio-Rad Laboratories, Inc., A ........................................... 8 6,357
a
Charles River Laboratories International, Inc. ............................... 8 3,590
a
Mettler -Toledo International, Inc. ........................................ 10,982 16,263,024
PerkinElmer, Inc. .................................................... 7,772 1,374,789
Thermo Fisher Scientific, Inc. .......................................... 15,316 9,696,100
a
Waters Corp. ...................................................... 29,660 10,901,533
40,088,341
Machinery 0.7%
Caterpillar, Inc. ..................................................... 16 3,264
Deere & Co. ....................................................... 3,934 1,346,647
Dover Corp. ....................................................... 8,358 1,413,171
Otis Worldwide Corp. ................................................ 14,573 1,170,358
Snap-on, Inc. ...................................................... 24,694 5,018,561
Stanley Black & Decker, Inc. ........................................... 7,490 1,346,178
10,298,179
Media 0.7%
Comcast Corp., A ................................................... 37,768 1,942,408
Fox Corp., A ....................................................... 38,525 1,530,983
Fox Corp., B ....................................................... 81,352 3,006,770
Interpublic Group of Cos., Inc. (The) ..................................... 39,306 1,437,421
Nexstar Media Group, Inc., A ........................................... 8,656 1,297,794
9,215,376

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Metals & Mining 1.3%
Nucor Corp. ....................................................... 138,497 $ 15,463,190
Steel Dynamics, Inc. ................................................. 33,130 2,189,230
United States Steel Corp. ............................................. 5,196 137,123
17,789,543
Multiline Retail 1.1%
Kohl's Corp. ....................................................... 48,616 2,359,334
Target Corp. ....................................................... 48,693 12,641,677
15,001,011
Multi-Utilities 1.1%
Consolidated Edison, Inc. ............................................. 32,515 2,451,631
DTE Energy Co. .................................................... 44,426 5,035,687
MDU Resources Group, Inc. ........................................... 94,203 2,894,858
NiSource, Inc. ...................................................... 104,832 2,586,206
Public Service Enterprise Group, Inc. .................................... 21,032 1,341,842
Sempra Energy ..................................................... 10,102 1,289,318
15,599,542
Oil, Gas & Consumable Fuels 3.0%
APA Corp. ......................................................... 145,740 3,819,845
Coterra Energy, Inc. ................................................. 22 469
EOG Resources, Inc. ................................................ 267,762 24,757,275
Exxon Mobil Corp. ................................................... 210,413 13,565,326
42,142,915
Personal Products 0.2%
a
Herbalife Nutrition Ltd. ............................................... 50,194 2,329,002
a
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co. .............................................. 22,344 1,304,889
Johnson & Johnson ................................................. 140,123 22,823,234
Organon & Co. ..................................................... 123,801 4,549,687
Pfizer, Inc. ......................................................... 246,513 10,782,479
39,460,289
Professional Services 0.5%
a
CACI International, Inc., A ............................................. 5,015 1,442,515
Robert Half International, Inc. .......................................... 52,002 5,879,866
7,322,381
Real Estate Management & Development 1.2%
a
CBRE Group, Inc., A ................................................. 98,329 10,234,083
a
Jones Lang LaSalle, Inc. .............................................. 24,297 6,274,214
16,508,297
Road & Rail 0.8%
JB Hunt Transport Services, Inc. ........................................ 7,742 1,526,645
Knight-Swift Transportation Holdings, Inc. ................................. 76,311 4,326,070
Old Dominion Freight Line, Inc. ......................................... 9,574 3,268,085
Ryder System, Inc. .................................................. 24,777 2,104,806
Schneider National, Inc., B ............................................ 23,653 589,906
11,815,512
Semiconductors & Semiconductor Equipment 5.5%
Analog Devices, Inc. ................................................. 1 173
Applied Materials, Inc. ................................................ 43,220 5,906,013

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. ..................................................... 2,775 $ 1,475,384
Intel Corp. ......................................................... 269,287 13,195,063
KLA Corp. ......................................................... 10 3,728
Lam Research Corp. ................................................. 14 7,890
Micron Technology, Inc. ............................................... 19,369 1,338,398
a
Qorvo , Inc. ........................................................ 7,021 1,181,143
QUALCOMM, Inc. ................................................... 96,247 12,804,701
Skyworks Solutions, Inc. .............................................. 51,214 8,559,396
Teradyne, Inc. ...................................................... 10,606 1,466,173
Texas Instruments, Inc. ............................................... 165,692 31,063,936
77,001,998
Software 12.4%
a
Adobe, Inc. ........................................................ 34,253 22,276,781
a
Cadence Design Systems, Inc. ......................................... 66,256 11,469,576
Dolby Laboratories, Inc., A ............................................. 5,847 516,583
a
Fair Isaac Corp. .................................................... 3,365 1,339,943
Intuit, Inc. ......................................................... 43,371 27,149,812
Microsoft Corp. ..................................................... 275,292 91,292,333
Oracle Corp. ....................................................... 182,598 17,518,452
a
Synopsys, Inc. ..................................................... 5,222 1,739,866
173,303,346
Specialty Retail 3.4%
a
AutoNation, Inc. .................................................... 22,326 2,704,125
a
AutoZone, Inc. ..................................................... 902 1,609,926
Bath & Body Works, Inc. .............................................. 2 138
Best Buy Co., Inc. ................................................... 117,199 14,326,406
Foot Locker, Inc. .................................................... 43,967 2,095,907
Home Depot, Inc. (The) ............................................... 64,867 24,113,658
a
O'Reilly Automotive, Inc. .............................................. 2,355 1,465,564
Penske Automotive Group, Inc. ......................................... 15,131 1,604,642
Tractor Supply Co. .................................................. 6 1,303
Williams-Sonoma, Inc. ............................................... 319 59,248
47,980,917
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc. ........................................................ 445,768 66,776,047
HP, Inc. ........................................................... 568,116 17,230,958
84,007,005
Thrifts & Mortgage Finance 0.2%
MGIC Investment Corp. ............................................... 160,974 2,601,340
New York Community Bancorp, Inc. ...................................... 4,642 57,700
2,659,040
Tobacco 1.5%
Altria Group, Inc. .................................................... 28,627 1,262,737
Philip Morris International, Inc. ......................................... 208,104 19,674,152
20,936,889
Trading Companies & Distributors 0.4%
WW Grainger, Inc. ................................................... 11,154 5,165,529
Total Common Stocks (Cost $1,093,600,395) ....................................
1,385,666,433
a a a a

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

See Abbreviations on page 26 .
Short Term Investments 0.8%
a a
Shares
a
Value
a
Money Market Funds 0.8%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 11,561,867 $ 11,561,867
Total Money Market Funds (Cost $11,561,867) ..................................
11,561,867
Total Short Term Investments (Cost $11,561,867 ) ................................
11,561,867
a
Total Investments (Cost $1,105,162,262) 99.8% ..................................
$1,397,228,300
Other Assets, less Liabilities 0.2% .............................................
3,022,969
Net Assets 100.0% ...........................................................
$1,400,251,269
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 5 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series

Quarterly Statements of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds, three of which are included in this report (Funds)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At October 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor ( QFII ) license and, in the case of certain eligible A shares, through the Shanghai and
Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
October 31, 2021, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $1,279,965 $8,302,818 $(8,538,230) $— $— $1,044,553 1,044,553 $26
Total Affiliated Securities ... $1,279,965 $8,302,818 $(8,538,230) $— $— $1,044,553 $26
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $5,932,836 $44,793,216 $(47,949,728) $— $— $2,776,324 2,776,324 $105
Total Affiliated Securities ... $5,932,836 $44,793,216 $(47,949,728) $— $— $2,776,324 $105

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2021, in valuing the Funds’ assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $14,712,778 $147,409,175 $(150,560,086) $— $— $11,561,867 11,561,867 $412
Total Affiliated Securities ... $14,712,778 $147,409,175 $(150,560,086) $— $— $11,561,867 $412
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... $ — $ 825,282 $ — $ 825,282
Automobiles .......................... — 755,591 — 755,591
Banks ............................... 3,497,540 9,948,136 — 13,445,676
Beverages ........................... 572,546 706,263 — 1,278,809
Biotechnology ......................... 124,455 319,403 — 443,858
Building Products ...................... — 179,297 — 179,297
Capital Markets ........................ — 1,106,497 — 1,106,497
Chemicals ........................... 690,738 1,466,063 — 2,156,801
Communications Equipment .............. — 136,854 — 136,854
Construction Materials .................. — 414,309 — 414,309
Consumer Finance ..................... — 754,076 — 754,076
Diversified Telecommunication Services ..... 524,471 192,044 — 716,515
Electric Utilities ........................ 169,956 506,351 — 676,307
Electrical Equipment .................... 694,549 1,173,701 — 1,868,250
Electronic Equipment, Instruments &
Components ........................ — 2,133,621 — 2,133,621
Entertainment ......................... 1,454,091 — — 1,454,091
Food Products ........................ 2,117,428 1,623,614 — 3,741,042
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Gas Utilities .......................... $ 113,746 $ 1,207,574 $ — $ 1,321,320
Health Care Equipment & Supplies ......... 301,268 491,725 — 792,993
Health Care Providers & Services .......... 1,007,738 655,078 — 1,662,816
Hotels, Restaurants & Leisure ............. 1,021,732 — — 1,021,732
Household Durables .................... — 448,992 — 448,992
Household Products .................... — 326,671 — 326,671
Industrial Conglomerates ................ 567,121 117,908 — 685,029
Insurance ............................ 149,693 7,362,569 — 7,512,262
Interactive Media & Services .............. 774,198 5,857,885 — 6,632,083
Internet & Direct Marketing Retail .......... 119,412 7,188,155 — 7,307,567
IT Services ........................... — 7,356,459 — 7,356,459
Leisure Products ....................... — 231,989 — 231,989
Life Sciences Tools & Services ............ — 2,197,401 — 2,197,401
Machinery ............................ — 352,363 — 352,363
Marine .............................. — 921,491 — 921,491
Media ............................... 195,055 — — 195,055
Metals & Mining ....................... 724,317 5,810,519 — 6,534,836
Multiline Retail ........................ 199,215 — — 199,215
Oil, Gas & Consumable Fuels ............. 530,894 2,976,225 — 3,507,119
Personal Products ..................... — 1,385,676 — 1,385,676
Pharmaceuticals ....................... 377,108 2,398,661 — 2,775,769
Real Estate Management & Development .... — 1,900,506 — 1,900,506
Semiconductors & Semiconductor Equipment . 606,762 10,380,829 — 10,987,591
Specialty Retail ........................ 1,040,932 895,253 — 1,936,185
Technology Hardware, Storage & Peripherals . — 5,971,182 — 5,971,182
Textiles, Apparel & Luxury Goods .......... — 1,891,019 — 1,891,019
Thrifts & Mortgage Finance ............... — 1,062,535 — 1,062,535
Transportation Infrastructure .............. 1,002,343 — — 1,002,343
Wireless Telecommunication Services ....... 544,251 421,513 194,671 1,160,435
Preferred Stocks :
Banks ............................... 1,964,340 — — 1,964,340
Metals & Mining ....................... 450,986 — — 450,986
Personal Products ..................... — 173,154 — 173,154
Short Term Investments ................... 1,044,553 — — 1,044,553
Total Investments in Securities ........... $22,581,438 $92,224,434
a
$194,671 $115,000,543
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... — 8,616,961 — 8,616,961
Auto Components ...................... — 435,454 — 435,454
Automobiles .......................... — 13,315,600 — 13,315,600
Banks ............................... — 31,113,990 — 31,113,990
Beverages ........................... — 5,367,804 — 5,367,804
Biotechnology ......................... — 3,521,186 — 3,521,186
Building Products ...................... — 15,807,304 — 15,807,304
Capital Markets ........................ — 21,944,741 — 21,944,741
Chemicals ........................... — 12,755,855 — 12,755,855
Construction Materials .................. — 642,840 — 642,840
Diversified Financial Services ............. — 11,425,179 — 11,425,179
Diversified Telecommunication Services ..... — 13,847,997 — 13,847,997
Electric Utilities ........................ — 3,408,596 — 3,408,596
Electrical Equipment .................... — 4,340,395 — 4,340,395
6. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electronic Equipment, Instruments &
Components ........................ $ — $ 1,690,121 $ — $ 1,690,121
Entertainment ......................... — 2,561,611 — 2,561,611
Equity Real Estate Investment Trusts (REITs) . — 11,557,016 — 11,557,016
Food & Staples Retailing ................. 1,183,010 8,802,672 — 9,985,682
Food Products ........................ — 5,625,010 — 5,625,010
Gas Utilities .......................... — 4,110,983 — 4,110,983
Health Care Equipment & Supplies ......... — 15,382,706 — 15,382,706
Health Care Providers & Services .......... — 1,018,925 — 1,018,925
Hotels, Restaurants & Leisure ............. — 373,987 — 373,987
Household Durables .................... — 7,383,646 — 7,383,646
Industrial Conglomerates ................ — 5,341,614 — 5,341,614
Insurance ............................ — 3,246,837 — 3,246,837
Interactive Media & Services .............. — 1,465,845 — 1,465,845
Internet & Direct Marketing Retail .......... — 744,686 — 744,686
IT Services ........................... — 5,847,018 — 5,847,018
Leisure Products ....................... — 390,619 — 390,619
Life Sciences Tools & Services ............ — 3,368,379 — 3,368,379
Machinery ............................ — 15,284,455 — 15,284,455
Marine .............................. — 6,468,740 — 6,468,740
Metals & Mining ....................... — 14,238,540 — 14,238,540
Multiline Retail ........................ — 2,978,246 — 2,978,246
Multi-Utilities .......................... 645,414 2,132,801 — 2,778,215
Oil, Gas & Consumable Fuels ............. — 13,777,735 — 13,777,735
Personal Products ..................... — 14,869,493 — 14,869,493
Pharmaceuticals ....................... — 26,220,199 — 26,220,199
Professional Services ................... — 9,999,382 — 9,999,382
Real Estate Management & Development .... — 3,984,517 — 3,984,517
Road & Rail .......................... — 1,314,485 — 1,314,485
Semiconductors & Semiconductor Equipment . — 7,864,252 — 7,864,252
Software ............................. 1,112,280 3,630,826 — 4,743,106
Specialty Retail ........................ — 4,055,944 — 4,055,944
Technology Hardware, Storage & Peripherals . — 3,618,189 — 3,618,189
Textiles, Apparel & Luxury Goods .......... — 2,031,713 — 2,031,713
Tobacco ............................. — 1,156,049 — 1,156,049
Trading Companies & Distributors .......... — 10,096,540 — 10,096,540
Wireless Telecommunication Services ....... — 4,345,419 — 4,345,419
Preferred Stocks :
Automobiles .......................... — 1,638,546 — 1,638,546
Chemicals ........................... 1,109,806 — — 1,109,806
Health Care Equipment & Supplies ......... — 1,022,690 — 1,022,690
Short Term Investments ................... 2,776,324 — — 2,776,324
Total Investments in Securities ........... $6,826,834 $376,184,338
b
$— $383,011,172
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
c
Common Stocks ........................ 1,385,666,433 — — 1,385,666,433
Short Term Investments ................... 11,561,867 — — 11,561,867
Total Investments in Securities ........... $1,397,228,300 $— $— $1,397,228,300
6. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
7. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
a
Includes foreign securities valued at $92,224,434, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $376,184,338, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
For detailed categories, see the accompanying Statement of Investments.
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
GDR
Global Depositary Receipt
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.